Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information
Basis of Presentation and General Information
DRYSHIPS INC.
Notes to Consolidated Financial Statements
For the years ended December 31, 2010, 2011 and 2012
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of DryShips Inc., its subsidiaries and consolidated Variable Interest Entities (“VIEs”) (collectively, the “Company” or “DryShips”). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling rig services.

Customers individually accounting for more than 10% of the Company's voyage revenues and drilling rig revenues during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Year ended December 31,

	2010	2011	2012

Customer A – Drilling rig segment	26%	21%	-
Customer B – Drilling rig segment	20%	12%	38%
Customer C – Drilling rig segment	-	-	14%
Customer D – Drilling rig segment	-	24%	-

Certain prior period amounts have been reclassified to conform to the current year presentation including: a) the reclassification of part of deferred mobilization expenses and deferred revenue from current assets and current liabilities, respectively, to non-current assets and non-current liabilities, b) the reclassification of foreign exchange gains/losses in the Statement of operations from "General and administrative expenses" to "Other, net" and c) the reclassification of consultancy fees in the Statement of operations from "Interest and finance costs" to "General and administrative expenses ".